SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared using the accrual basis of accounting.
Use of Estimates
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (US GAAP) requires Plan management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s Administrative Committee determines the Plan’s valuation policies utilizing information provided by the investment advisers, custodians, and insurance company. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded at the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as those held during the year.

Contributions	Contributions Employee contributions and matching contributions from the Company are recorded in the year in which employee contributions are withheld from eligible compensation.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued, but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. Delinquent notes receivable from Participants are reclassified as deemed distributions based on the terms of the Plan document.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Expenses
Expenses
Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Investment related expenses are included in net appreciation of fair value of investments.